DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Mar. 31, 2014
Net revenues | Customer concentration risk
Significant Concentrations and Risks
Schedule of significant concentrations and risks

	Year Ended March 31,
	2012		2013		2014
	RMB	%	RMB	%	RMB	%

China Banking Association	36,971,719	10.5%	60,573,979	16.5%	67,516,046	17.6%
Securities Association of China	131,404,013	37.3%	84,244,267	23.0%	64,057,268	16.7%
The Chinese Institute of Certified Public Accountants	—	—	54,255,662	14.8%	61,654,948	16.0%

Accounts receivable, net | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Schedule of significant concentrations and risks

	March 31,
	2013		2014
	RMB	%	RMB	%
Securities Association of China	19,643,518	38.4%	17,481,156	25.6%
China Banking Association	—	—	7,779,899	11.4%
China Customs Education and Training Center	7,927,308	15.5%	7,482,981	10.9%

Cash and cash equivalent | Credit concentration risk, customers or financial institutions
Significant Concentrations and Risks
Schedule of significant concentrations and risks

	March 31,
	2013	2014
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	248,284,360	291,498,542
— Denominated in United Stated Dollars (“USD”)	719	6,517,884

Total cash and cash equivalents balances held at mainland PRC financial institutions	248,285,079	298,016,426

Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in RMB	16,662,994	12,052,519
— Denominated in Hong Kong Dollar	3,172,392	307,363
— Denominated in USD	21,909,250	1,570,790

Total cash balances held at HKSAR financial institutions	41,744,636	13,930,672

Total cash and cash equivalents balances held at financial institutions	290,029,715	311,947,098